Prepaid charter revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Prepaid Charter Revenue [Abstract]
Future Amortization Expense, Year One	$ 3,058
Future Amortization Expense, Year Two	3,050
Future Amortization Expense, Year Three	$ 2,301